Financial assets, liabilities and financial results (telecom activities) - Financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Non-current	€ 1,036	€ 977	€ 950
Current	2,713	4,541	2,313
Total financial assets	13,841	16,489	15,855
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current	1,063	1,004	977
Current	2,713	4,541	2,313
Total financial assets	3,776	5,545	3,290
Total financial assets	10,204	12,846	12,168
Elimination of intersegment amounts [member] | Telecom activities and Mobile Financial Services [member]
Disclosure of financial assets [line items]
Non-current	(27)	(27)	(27)
Total financial assets	(35)	(33)	(32)
Financial assets at fair value through other comprehensive income, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current financial assets	490
Total financial assets	490	419	431
Financial assets at fair value through other comprehensive income, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Equity investments [member]
Disclosure of financial assets [line items]
Total financial assets	490	421	432
Financial assets at fair value through other comprehensive income, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Investments securities [member]
Disclosure of financial assets [line items]
Non-current financial assets	490
Total financial assets	490	419	431
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Total financial assets	490	419	432	€ 431
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current financial assets	194
Current financial assets	2,678
Total financial assets	2,871	4,745	2,496
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Trading securities [member]
Disclosure of financial assets [line items]
Total financial assets	2,678	4,500	2,266
Current financial assets	2,678
Total financial assets	2,678	4,500	2,266
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Equity investments [member]
Disclosure of financial assets [line items]
Total financial assets	173	205	203
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Cash collateral paid [member]
Disclosure of financial assets [line items]
Total financial assets	21	38	27
Non-current financial assets	21
Total financial assets	21	38	27
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Other financial assets [member]
Disclosure of financial assets [line items]
Total financial assets		2
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Investments securities [member]
Disclosure of financial assets [line items]
Total financial assets	173	205	203	€ 141
Non-current financial assets	173
Total financial assets	173	206	203
Financial assets at amortised cost, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current financial assets	379
Current financial assets	36
Total financial assets	415	381	363
Financial assets at amortised cost, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Receivables related to investments [member]
Disclosure of financial assets [line items]
Non-current financial assets	69
Current financial assets	25
Total financial assets	94	106	105
Financial assets at amortised cost, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Receivables related to investments, company internal [member]
Disclosure of financial assets [line items]
Non-current	(27)
Financial assets at amortised cost, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Other financial assets [member]
Disclosure of financial assets [line items]
Non-current financial assets	310
Current financial assets	11
Total financial assets	€ 321	€ 275	€ 258